STOCK OPTIONS (Details) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Number of outstanding balance, Beginning	6,500,000	6,090,000	5,740,000
Expired	200,000	0	(10,000)
Granted	128,000	410,000	360,000
Number of outstanding balance, Ending	6,428,000	6,500,000	6,090,000
Options exercisable	6,348,833	0	0
Weighted average exercise price, Beginning	$ 1.76	$ 1.81	$ 1.78
Weighted average exercise price, Expired	1.81	0	3.43
Weighted average exercise price, Granted	1.77	2.34	2.08
Weighted average exercise price, Ending	1.81	1.81	1.78
Weighted average exercise price, Options exercisable	$ 1.80	$ 0	$ 0
Weighted average remaining contractual life (in years)		5 years 7 months 10 days	6 years 4 months 13 days
Weighted average remaining contractual life (in years), Granted	9 years 5 months 23 days	8 years 11 months 8 days	9 years 3 months 3 days
Weighted average remaining contractual life options outstanding	4 years 10 months 13 days	4 years 10 months 13 days	5 years 7 months 9 days
Weighted average remaining contractual life options exercisable (in years)	3 years 9 months 18 days